Description of Business and Organization (Tables)	12 Months Ended
Mar. 31, 2026
Description of Business and Organization [Abstract]
Schedule of Company's Subsidiaries

As of the issuance date of the consolidated financial statements, the details of the Company’s subsidiaries are as follows:

Name of Entity	Incorporation Date	Place of incorporation	Ownership %	Principal activities
Lianhe Sowell International Holding Group Limited (“Sowell BVI”)	July 18, 2023	British Virgin Islands	100%	Investment holding
Lianhe Sowell International Group Limited (“Sowell HK”)	August 11, 2023	Hong Kong	100%	Investment holding
Lianhe Sowell International Holdings (Hangzhou) Co., Ltd (previously known as Lianhe Sowell Enterprise Management (Shanwei) Co., Ltd) (“Sowell Hangzhou”)	October 26, 2023	PRC	100%	Enterprise management
Shenzhen Sowell Technology Development Company Limited (“Shenzhen Sowell”)	April 6, 2007	PRC	100%	Trading of electronic products and software development
Lianhe Sowell International Holding (Shenzhen) Co., Ltd (“Sowell International”)	August 6, 2024	PRC	100%	Enterprise management
Hezhi Rongtong (Shenzhen) Technology Company Limited (“Hezhi Rongtong”)	August 13, 2021	PRC	51%	No business activities
Shenzhen Sowell Digital Energy Technology Company Limited (“Shenzhen Sowell Digital”)	October 15, 2021	PRC	80%	No business activities
Suzhou Sowell Vision Technology Company Limited (“Suzhou Sowell”)	August 24, 2022	PRC	100%	No business activities
Shenzhen Aiyin digital Technology Company Limited (“Shenzhen Aiyin”)	July 5, 2022	PRC	51%	No business activities
Anhui Lianhe Sowell Technology Co., Ltd (“Anhui Sowell”)	October 10, 2024	PRC	100%	No business activities
Lianhe Sowell Precision Machine (Hangzhou) Co., Ltd (“Sowell Precision Hangzhou”)	December 30, 2024	PRC	100%	Trading of painting robots
Lianhe Sowell Precision Machine (Shenzhen) Co., Ltd. (“Sowell Precision Shenzhen”)	August 26, 2024	PRC	83%	Trading of painting robots